TRADING ASSETS AND LIABILITIES - Investments in debt securities at fair value (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	15,370,870	14,259,498
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	11,841,407	10,986,770
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	11,841,407	10,986,770
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	3,760,887	4,741,287
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	3,760,887	4,741,287
Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	2,821,401	2,757,952
Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	194,150	249,510
Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	57,600	213,863
Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	651,807	1,476,476
Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	11,349	9,388
Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	$ 24,580	$ 34,098